UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21405

TrendStar Investment Trust

(Exact name of registrant as specified in charter)

TrendStar Advisors, LLC, 7300 College Park Blvd., Suite 308, Overland Park, KS 66210
(Address of principal executive offices)	(Zip code)

Kyle Bubeck

Unified Fund Services, Inc.

431 N. Pennsylvania St.

Indianapolis, IN 46204

(Name and address of agent for service)

Registrant's telephone number, including area code:	913-661-2900

Date of fiscal year end:	9/30

Date of reporting period:	06/30/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

TrendStar Funds
TrendStar Small-Cap Fund
Schedule of Investments
June 30, 2007 - (Unaudited)

Common Stocks - 100.76%	Shares	Value

Aerospace & Defense - 2.62%
Mercury Computer Systems, Inc. (a)	401,324	$ 4,896,153

Airlines - 1.92%
JetBlue Airways Corp. (a)	305,483	3,589,425

Automobiles - 1.61%
Monaco Coach Corp.	210,424	3,019,584

Capital Markets - 3.00%
Waddell & Reed Financial, Inc. - Class A	161,800	4,208,418
W.P. Stewart & Co, Ltd.	128,250	1,396,642
		5,605,060

Commercial Banks - 5.78%
BankAtlantic Bancorp, Inc. - Class A	252,150	2,171,011
Boston Private Financial Holdings, Inc.	187,693	5,043,311
Wilmington Trust Corp.	86,875	3,606,181
		10,820,503

Commercial Services & Supplies - 5.02%
CRA International, Inc. (a)	102,424	4,936,837
Gevity HR, Inc.	230,909	4,463,471
		9,400,308

Communications Equipment - 3.29%
Black Box Corp.	148,622	6,149,978

Diversified Financial Services - 2.50%
Jack Henry & Associates, Inc.	181,700	4,678,775

Electric Lighting & Wiring Equipment - 2.65%
Color Kinetics, Inc. (a)	43,480	1,452,667
Daktronics, Inc.	163,600	3,514,128
		4,966,795

Electronic Equipment & Instruments - 2.44%
Benchmark Electronics, Inc. (a)	159,487	3,607,596
Plexus Corp. (a)	41,534	954,867
		4,562,463
*See accompanying notes which are an integral part of these financial statements.

TrendStar Funds
TrendStar Small-Cap Fund
Schedule of Investments - continued
June 30, 2007 - (Unaudited)

Common Stocks - 100.76% - continued	Shares	Value

Health Care Equipment & Supplies - 14.58%
Affymetrix, Inc. (a)	129,276	$3,217,680
Analogic Corp.	73,829	5,427,170
Bio-Reference Laboratories, Inc. (a)	195,313	5,341,811
ICU Medical, Inc. (a)	150,251	6,451,778
PolyMedica Corp.	167,569	6,845,194
		27,283,633

Health Care Providers & Services - 8.17%
AMERIGROUP Corp. (a)	172,650	4,109,070
AmSurg Corp. (a)	236,872	5,718,090
Centene Corp. (a)	254,701	5,455,695
		15,282,855

Hotels, Restaurants & Leisure - 3.13%
Steiner Leisure, Ltd. (a)	119,149	5,852,599

Household Durables - 4.55%
Ethan Allen Interiors, Inc.	136,809	4,685,708
WCI Communities, Inc. (a)	229,775	3,832,647
		8,518,355

IT Services - 3.07%
CACI International, Inc. - Class A (a)	117,600	5,744,760

Leisure Equipment & Products - 0.92%
Shuffle Master, Inc. (a)	103,300	1,714,780

Media - 2.74%
Arbitron, Inc.	99,675	5,136,253

Mining & Quarrying of Nonmetallic Minerals - 1.73%
USEC, Inc. (a)	147,300	3,237,654

Pharmaceutical - 2.10%
Bradley Pharmaceuticals, Inc. (a)	181,110	3,931,898

*See accompanying notes which are an integral part of these financial statements.

TrendStar Funds
TrendStar Small-Cap Fund
Schedule of Investments - continued
June 30, 2007 - (Unaudited)

Common Stocks - 100.76% - continued	Shares	Value

Semiconductors - 9.40%
Cree, Inc. (a)	318,350	$8,229,347
DSP Group, Inc. (a)	126,433	2,588,084
IXYS Corp. (a)	430,849	3,597,589
OmniVision Technologies, Inc. (a)	174,852	3,166,570
		17,581,590

Semiconductor Equipment - 7.68%
Cabot Microelectronics Corp. (a)	130,309	4,624,666
Photronics, Inc. (a)	245,904	3,659,052
Varian Semiconductor Equipment Associates, Inc. (a)	151,757	6,079,365
		14,363,083

Services - Home Health Care Services - 1.53%
Gentiva Health Services, Inc. (a)	142,800	2,864,568

Services - Computer Integrated Systems Design - 1.53%
Merge Technologies, Inc. (a)	439,143	2,867,604

Services - Health Care Management Consulting Services - 2.50%
inVentiv Health, Inc. (a)	127,800	4,678,758

Specialty Retail - 2.78%
Barnes & Noble, Inc.	135,354	5,207,068

Transportation - 3.52%
Forward Air Corp.	131,198	4,472,540
UTI Worldwide, Inc.	78,600	2,105,694
		6,578,234

TOTAL COMMON STOCKS (Cost $184,183,924)		188,532,736

TOTAL INVESTMENTS (Cost $184,183,924) - 100.76%		$188,532,736

Liabilities in excess of other assets - (0.76)%		(1,429,809)

TOTAL NET ASSETS - 100.00%		$ 187,102,927

(a) Non-income producing.
(b) Variable rate security; the money market rate shown represents the rate at June 30, 2007.

Tax Related
Unrealized appreciation		$ 21,965,788
Unrealized depreciation		(17,616,976)
Net unrealized appreciation		$ 4,348,812

Aggregate cost of securities for income tax purposes		$ 184,183,924

*See accompanying notes which are an integral part of these financial statements.

TrendStar Funds
TrendStar American Endeavor Fund
Schedule of Investments
June 30, 2007 - (Unaudited)

Common Stocks - 98.95%	Shares	Value
Auto Components - 5.88%
Gentex Corp.	17,100	$ 336,699
Johnson Controls, Inc.	3,000	347,310
		684,009

Beverages - 4.62%
PepsiCo, Inc.	4,500	291,825
The Coca-Cola Co.	4,700	245,857
		537,682

Capital Markets - 2.05%
Goldman Sachs Group, Inc.	1,100	238,425

Communications Equipment - 3.88%
Cisco Systems, Inc. (a)	16,200	451,170

Computer Storage Devices - 2.99%
SanDisk Corp. (a)	7,100	347,474

Consulting Services - 1.01%
SAIC, Inc. (a)	6,500	117,455

Electronic Equipment & Instruments - 1.57%
Jabil Circuit, Inc.	8,300	183,181

Food Products - 3.06%
Wm. Wrigley Jr. Co.	6,425	355,367

Health Care Equipment & Supplies - 3.06%
C.R. Bard, Inc.	4,300	355,309

Hotels, Restaurants & Leisure - 9.20%
Carnival Corp.	7,300	356,021
McDonald's Corp.	7,300	370,548
Yum! Brands, Inc.	10,500	343,560
		1,070,129

Household Products - 6.10%
Colgate-Palmolive Co.	5,500	356,675
Kimberly-Clark Corp.	5,275	352,845
		709,520

Industrial Conglomerates - 2.80%
General Electric Co.	8,500	325,380

Insurance - 7.09%
AFLAC, Inc.	8,000	411,200
American International Group, Inc.	5,900	413,177
		824,377

Personal Products - 2.96%
Procter & Gamble Co.	5,617	343,704

*See accompanying notes which are an integral part of these financial statements.

TrendStar Funds
TrendStar American Endeavor Fund
Schedule of Investments - continued
June 30, 2007 - (Unaudited)

Common Stocks - 98.95% - continued	Shares	Value
Pharmaceuticals - 9.90%
Johnson & Johnson	5,700	$ 351,234
Schering-Plough Corp.	14,600	444,424
Wyeth	6,200	355,508
		1,151,166

Semiconductors - 6.86%
Altera Corp.	13,600	300,968
Intel Corp.	10,000	237,600
International Rectifier Corp. (a)	2,300	85,698
Intersil Corp. - Class A	5,500	173,030
		797,296

Semiconductor Equipment - 3.84%
Applied Materials, Inc.	22,500	447,075

Services - Computer Integrated Design - 2.50%
Yahoo! Inc. (a)	10,700	290,291

Services - Prepackaged Software - 2.97%
Electronic Arts, Inc. (EA) (a)	7,300	345,436

Software - 7.77%
Citrix Systems, Inc. (a)	7,900	265,993
Microsoft Corp.	12,800	377,216
Symantec Corp. (a)	12,896	260,499
		903,708

Specialty Retail - 6.67%
Tiffany & Co.	7,900	419,174
Weight Watchers International, Inc.	7,000	355,880
		775,054

Transportation - 2.17%
Expeditors International of Washington, Inc.	6,100	251,930

TOTAL COMMON STOCKS (Cost $8,846,614)		11,505,138

TOTAL INVESTMENTS (Cost $8,846,614) - 98.95%		$ 11,505,138

Cash & other assets less liabilities - 1.05%		122,635

TOTAL NET ASSETS - 100.00%		$ 11,627,773

(a) Non-income producing.
(b) Variable rate security; the money market rate shown represents the rate at June 30, 2007.

Tax Related
Unrealized appreciation		$ 2,804,999
Unrealized depreciation		(146,475)
Net unrealized appreciation		$ 2,658,524

Aggregate cost of securities for income tax purposes		$ 8,846,614

*See accompanying notes which are an integral part of these financial statements.

TrendStar Funds
Related Footnotes
June 30, 2007 - (Unaudited)

Securities Valuation - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the adviser, in conformity with guidelines adopted by and

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of

Other - Security transactions are recorded on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective interest method.

Item 2. Controls and Procedures.

(a)        Based on an evaluation of the registrant’s disclosure controls and procedures as of June 4, 2007, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)        There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant_____TrendStar Investment Trust_______________

By

*__ __/s/ Thomas W. Laming______________________________

Thomas W. Laming, President

Date____8/22/07 _____________________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*__ /s/ Thomas W. Laming________________________________

Thomas W. Laming, President

Date____8/22/07_ ____________________________________

By

*__ __/s/ James R. McBride_______________________________

James R. McBride, Treasurer

Date____8/22/07_______________________________________